Investments in associates	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Investments in associates
7.	Investments in associates
Investments in associates comprised of:

	Percent of shares held at		Investment carrying value at
Investee	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
TPTU (Mining segment)	40%	40%	208	189
TRMZ (Mining segment)	25%	25%	113	104

Total investments in associates			321	293

TPTU (Tomusinskiy Transportation Management Center) shares are owned by SKCC. The core business is provision of transportation services. TRMZ (Tomusinskiy Auto Repair Shop) shares are owned by SKCC. TRMZ provides repair services.

The following table shows movements in the investments in
associates
:

	TPTU (Mining segment)	TRMZ (Mining segment)	Total
December 31, 2016	175	90	265
Share of profit	9	9	18

December 31, 2017	184	99	283
Share of profit	5	5	10
December 31, 2018	189	104	293

Share of profit	19	9	28
December 31, 2019	208	113	321